Submission	Jan. 17, 2026
Submission [Line Items]
Central Index Key	0001139685
Registrant Name	20/20 BIOLABS, INC.
Registration File Number	333-292125
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A